Cat Financial Financing Activities (Details 8) (Asset-backed securities, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset-backed securities
Finance Receivables
Restricted assets of consolidated VIE	$ 0	$ 0	$ 0
Restricted liabilities of consolidated VIE	$ 0	$ 0	$ 0